S000055415 [Member] Expense Example, No Redemption - S000055415 [Member]	Dec. 31, 2025 USD ($)
C000174388 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 95
Expense Example, No Redemption, 3 Years	296
Expense Example, No Redemption, 5 Years	515
Expense Example, No Redemption, 10 Years	1,143
C000206838 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	69
Expense Example, No Redemption, 3 Years	218
Expense Example, No Redemption, 5 Years	379
Expense Example, No Redemption, 10 Years	$ 847